Share Capital - outstanding share purchase options (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares
Disclosure of range of exercise prices of outstanding share options
Options Outstanding, Weighted Average Exercise Price	$ 7.40	$ 7.72	$ 7.00
Outstanding warrants | shares	200,000	200,000
$3.10 - $4.40
Disclosure of range of exercise prices of outstanding share options
Options Outstanding, Number | $	162,213
Options Outstanding, Weighted Average Exercise Price	$ 3.67
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 6 months
Options Exercisable, Number | $	90,963
Options Exercisable, Weighted Average Exercise Price	$ 3.42
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	1 year 1 month 6 days
$5.90 - $7.20
Disclosure of range of exercise prices of outstanding share options
Options Outstanding, Number | $	814,875
Options Outstanding, Weighted Average Exercise Price	$ 6.23
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years
Options Exercisable, Number | $	425,088
Options Exercisable, Weighted Average Exercise Price	$ 6.24
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	2 years 4 months 24 days
$8.20 - $8.90
Disclosure of range of exercise prices of outstanding share options
Options Outstanding, Number | $	419,375
Options Outstanding, Weighted Average Exercise Price	$ 8.85
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 2 months 12 days
Options Exercisable, Number | $	404,875
Options Exercisable, Weighted Average Exercise Price	$ 8.85
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	1 year 2 months 12 days
$9.10 - $9.80
Disclosure of range of exercise prices of outstanding share options
Options Outstanding, Number | $	563,125
Options Outstanding, Weighted Average Exercise Price	$ 9.59
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 9 months 18 days
Options Exercisable, Number | $	298,313
Options Exercisable, Weighted Average Exercise Price	$ 9.71
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	2 years 8 months 12 days
$3.10 - $9.80
Disclosure of range of exercise prices of outstanding share options
Options Outstanding, Number | $	1,959,588
Options Outstanding, Weighted Average Exercise Price	$ 7.40
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 6 months
Options Exercisable, Number | $	1,219,239
Options Exercisable, Weighted Average Exercise Price	$ 7.75
Options Exercisable, Weighted Average Remaining Contractual Life (Years)	2 years
Minimum | $3.10 - $4.40
Disclosure of range of exercise prices of outstanding share options
Exercise price	$ 3.10
Minimum | $5.90 - $7.20
Disclosure of range of exercise prices of outstanding share options
Exercise price	5.90
Minimum | $8.20 - $8.90
Disclosure of range of exercise prices of outstanding share options
Exercise price	8.20
Minimum | $9.10 - $9.80
Disclosure of range of exercise prices of outstanding share options
Exercise price	9.10
Minimum | $3.10 - $9.80
Disclosure of range of exercise prices of outstanding share options
Exercise price	3.10
Maximum | $3.10 - $4.40
Disclosure of range of exercise prices of outstanding share options
Exercise price	4.40
Maximum | $5.90 - $7.20
Disclosure of range of exercise prices of outstanding share options
Exercise price	7.20
Maximum | $8.20 - $8.90
Disclosure of range of exercise prices of outstanding share options
Exercise price	8.90
Maximum | $9.10 - $9.80
Disclosure of range of exercise prices of outstanding share options
Exercise price	9.80
Maximum | $3.10 - $9.80
Disclosure of range of exercise prices of outstanding share options
Exercise price	$ 9.80